INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Land use rights	$2,521,646	$2,393,660
Software	43,875	39,916
License for drug manufacturing	61,939	58,796
Total	2,627,460	2,492,372
Less: accumulated amortization	(699,527)	(610,650)
Intangible assets, net	$1,927,933	$1,881,722

Amortization expense was $55,782, $50,274, and $50,351 for the years ended September 30, 2021, 2020 and 2019, respectively.

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2022	$55,914
2023	55,307
2024	55,307
2025	55,307
2026	55,307
Thereafter	1,650,791
$1,927,933